Document and Entity Information	Oct. 23, 2023
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 23, 2023
Entity File Number	001-32936
Entity Registrant Name	HELIX ENERGY SOLUTIONS GROUP, INC.
Entity Incorporation, State or Country Code	MN
Entity Tax Identification Number	95-3409686
Entity Address, Address Line One	3505 West Sam Houston Parkway North
Entity Address, Adress Line Two	Suite 400
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77043
City Area Code	281
Local Phone Number	618-0400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	HLX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000866829
Amendment Flag	false